Shareholder Report, Average Annual Return (Details)	12 Months Ended	38 Months Ended	60 Months Ended	95 Months Ended	120 Months Ended	141 Months Ended	234 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000021867
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	1.49%		(0.67%)		2.19%		7.82%
C000021869
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.86%		(0.25%)		2.17%		7.83%
C000128774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000021870
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000179028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000179032
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000179034
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000179036
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000179039
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000179040
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000179042
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000179044
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000179046
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000179030
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000232882
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Without Sales Load [Member] | C000021867
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%		0.52%		2.80%		8.09%
Without Sales Load [Member] | C000021869
Average Annual Return [Line Items]
Average Annual Return, Percent	6.86%		(0.25%)		2.17%		7.83%
Without Sales Load [Member] | C000128774
Average Annual Return [Line Items]
Average Annual Return, Percent	7.98%		0.81%		3.12%	4.58%
Without Sales Load [Member] | C000021870
Average Annual Return [Line Items]
Average Annual Return, Percent	7.94%		0.77%		3.06%		8.62%
Without Sales Load [Member] | C000179028
Average Annual Return [Line Items]
Average Annual Return, Percent	9.27%		5.22%	6.24%
Without Sales Load [Member] | C000179032
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%		6.20%	7.09%
Without Sales Load [Member] | C000179034
Average Annual Return [Line Items]
Average Annual Return, Percent	11.67%		6.57%	7.50%
Without Sales Load [Member] | C000179036
Average Annual Return [Line Items]
Average Annual Return, Percent	13.16%		7.69%	8.48%
Without Sales Load [Member] | C000179039
Average Annual Return [Line Items]
Average Annual Return, Percent	14.60%		8.59%	9.33%
Without Sales Load [Member] | C000179040
Average Annual Return [Line Items]
Average Annual Return, Percent	16.09%		9.47%	9.99%
Without Sales Load [Member] | C000179042
Average Annual Return [Line Items]
Average Annual Return, Percent	17.24%		10.08%	10.53%
Without Sales Load [Member] | C000179044
Average Annual Return [Line Items]
Average Annual Return, Percent	17.64%		10.28%	10.67%
Without Sales Load [Member] | C000179046
Average Annual Return [Line Items]
Average Annual Return, Percent	18.15%		10.26%	10.72%
Without Sales Load [Member] | C000179030
Average Annual Return [Line Items]
Average Annual Return, Percent	18.07%		10.59%	10.93%
Without Sales Load [Member] | C000232882
Average Annual Return [Line Items]
Average Annual Return, Percent	18.15%	5.99%
NATIXIS INDEX: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	21.40%		12.08%		10.53%		0.00%
NATIXIS INDEX: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	21.40%		12.08%		10.53%		0.00%
NATIXIS INDEX: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	21.40%		12.08%		10.53%	0.00%
NATIXIS INDEX: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	21.40%		12.08%		10.53%		0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%		(0.60%)	1.25%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%		(0.60%)	1.25%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	26.38%		15.17%	14.46%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	26.38%		15.17%	14.46%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	26.38%		15.17%	14.46%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	26.38%		15.17%	14.46%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	26.38%		15.17%	14.46%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	26.38%		15.17%	14.46%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	26.38%		15.17%	14.46%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	26.38%		15.17%	14.46%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	26.38%	9.90%
NATIXIS INDEX: FTSE EPRA Nareit Developed Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index (Net)
Average Annual Return, Percent	6.99%		(0.82%)		1.92%		0.00%
NATIXIS INDEX: FTSE EPRA Nareit Developed Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index (Net)
Average Annual Return, Percent	6.99%		(0.82%)		1.92%		0.00%
NATIXIS INDEX: FTSE EPRA Nareit Developed Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index (Net)
Average Annual Return, Percent	6.99%		(0.82%)		1.92%	0.00%
NATIXIS INDEX: FTSE EPRA Nareit Developed Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index (Net)
Average Annual Return, Percent	6.99%		(0.82%)		1.92%		0.00%
NATIXIS INDEX: S&P Target Date 2015® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	8.77%		4.82%	5.48%
NATIXIS INDEX: S&P Target Date 2020® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	9.79%		5.21%	5.89%
NATIXIS INDEX: S&P Target Date 2025® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	10.30%		5.96%	6.58%
NATIXIS INDEX: S&P Target Date 2030® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	12.07%		6.99%	7.44%
NATIXIS INDEX: S&P Target Date 2035® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	13.83%		8.10%	8.31%
NATIXIS INDEX: S&P Target Date 2040® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	15.61%		9.03%	9.03%
NATIXIS INDEX: S&P Target Date 2045® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	16.54%		9.58%	9.43%
NATIXIS INDEX: S&P Target Date 2050® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	17.34%		9.92%	9.69%
NATIXIS INDEX: S&P Target Date 2055® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	17.44%		9.98%	9.76%
NATIXIS INDEX: S&P Target Date 2060® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	17.60%		10.02%	9.81%
NATIXIS INDEX: S&P Target Date 2065+® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	17.99%	6.37%